Convertible Preferred Stock, narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Convertible preferred stock, authorized	21,910,800
Series A-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	5,331,943	5,331,943
Convertible preferred stock, original issue prices	$ 49.520
Series A-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	23,307,464	23,307,464
Convertible preferred stock, original issue prices	$ 15.660
Series A-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	24,792,020	24,792,020
Convertible preferred stock, original issue prices	$ 17.40
Series A-4 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	5,169,690	5,169,690
Convertible preferred stock, original issue prices	$ 16.030
Series A-5 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	734,533	734,533
Convertible preferred stock, available for issuance	4,213
Convertible preferred stock, original issue prices	$ 17.81
Series A-6 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	805,848	805,848
Convertible preferred stock, available for issuance	5,190
Convertible preferred stock, original issue prices	$ 20.230
Series B preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	7,021,678	7,021,678
Convertible preferred stock, available for issuance	36,707
Convertible preferred stock, original issue prices	$ 12.140
Series B-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	1,659,672	1,659,672
Convertible preferred stock, original issue prices	$ 14.160
Series B-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	1,765,609	1,765,609
Convertible preferred stock, available for issuance	1,059,365
Convertible preferred stock, original issue prices	$ 14.160
Series B-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, authorized	8,474,924	8,474,924
Convertible preferred stock, available for issuance	8,474,924
Convertible preferred stock, original issue prices	$ 2.030